UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1.	Schedule of Investments.

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description
Common Stock - 68.7%
Consumer Discretionary - 19.0%
200	Alliance Data Systems Corp. (a)	$12,676
30,150	Andersons, Inc.	1,061,883
13,104	Apollo Group, Inc., Class A (a)	777,067
230	Ascent Media Corp., Class A (a)	5,607
14,950	Career Education Corp. (a)	244,432
57,100	Comcast Corp., Class A	1,120,873
4,000	Costco Wholesale Corp.	259,720
31,050	CVS/Caremark Corp.	1,045,143
2,297	Discovery Communications Inc., Class A (a)	32,732
2,297	Discovery Communications Inc., Class C (a)	32,526
14,800	D.R. Horton, Inc.	192,696
13,000	FirstService Corp. (a) (f)	190,060
33,887	Gruma SAB de CV, ADR (a)	271,096
18,250	Home Depot, Inc.	472,492
40,870	Interpublic Group of Cos., Inc. (a)	316,742
7,400	ITT Educational Services, Inc. (a)	598,734
88,922	Lincoln Educational Services Corp. (a)	1,176,438
28,000	Lowe’s Cos., Inc.	663,320
12,700	Manpower Inc.	548,132
5,000	McDonald’s Corp.	308,500
23,100	Nike, Inc., Class B	1,545,390
1,500	Office Depot, Inc. (a)	8,730
15,250	Sally Beauty Holdings, Inc. (a)	131,150
3,700	Signet Jewelers, Ltd.	86,506
50,618	Tesco plc, ADR	1,049,119
46,500	Time Warner, Inc.	609,615
21,200	Unilever NV	596,992
42,406	Universal Technical Institute, Inc. (a)	723,446
14,979	Value Line, Inc.	501,647
49,550	Wal-Mart Stores, Inc.	2,967,550
8,000	Weight Watchers International, Inc.	292,800
10,000	WM Wrigley Jr . Co.	794,000
8,600	Yum! Brands, Inc.	280,446

		18,918,260

Consumer Staples - 12.3%
337,800	Alliance One International, Inc. (a)	1,283,640
35,150	Altria Group, Inc.	697,376
30,600	Coca-Cola Co.	1,618,128
7,282	Columbia Sportswear Co.	305,553
16,800	Diageo plc, ADR	1,156,848
75,650	Dr. Pepper Snapple Group, Inc. (a)	2,003,212
5,000	Helen of Troy, Ltd. (a)	113,850
29,862	Kraft Foods, Inc.	977,980
10,750	Kroger Co.	295,410
8,760	National Beverage Corp. (a)	77,701
5,000	Nestle SA, ADR	214,939
3,000	Paychex, Inc.	99,090
41,800	Philip Morris International, Inc.	2,010,580
1,721	Ralcorp Holdings, Inc. (a)	116,013
11,450	Safeway, Inc.	271,594
39,580	Western Union Co.	976,439

		12,218,353

Energy - 3.5%
16,750	Chevron Corp.	1,381,540
5,000	ConocoPhillips	366,250
100	Consol Energy, Inc.	4,589
4,000	Exxon Mobil Corp.	310,640
1,200	Gazpromneft OAO, ADR	18,000
800	LUKOIL, ADR	46,800
20	Patriot Coal Corp. (a)	581
100	Peabody Energy Corp.	4,500
2,500	PetroChina Co., Ltd., ADR	256,825
7,800	Petroleo Brasileiro SA, ADR	342,810
1,300	Portland General Electric Co.	30,758
3,475	Spectra Energy Corp.	82,705
2,750	Surgutneftegaz, ADR	14,575
14,150	Valero Energy Corp.	428,745
8,800	Willbros Group, Inc. (a)	233,200

		3,522,518

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Financials - 9.6%
3,200	American Express Co.	113,376
28,550	American International Group, Inc.	95,071
1,280	Ameriprise Financial, Inc.	48,896
33,233	Bank of America Corp.	1,163,155
370	Berkshire Hathaway, Inc., Class B (a)	1,626,150
47,393	Citigroup, Inc.	972,030
81,850	Marsh & McLennan Cos., Inc.	2,599,556
2,600	Student Loan Corp.	241,800
38,418	Travelers Cos., Inc.	1,736,494
10,324	Unum Group	259,132
24,950	Waddell & Reed Financial, Inc.	617,513
7,646	Washington Federal, Inc.	141,069

		9,614,242

Health Care - 10.4%
5,750	Amgen, Inc. (a)	340,803
145,713	BioScrip, Inc. (a)	434,225
10,349	Coventry Health Care, Inc. (a)	336,860
3,710	Express Scripts, Inc. (a)	273,872
17,250	GlaxoSmithKline plc, ADR	749,685
12,150	Johnson & Johnson	841,752
7,070	LifePoint Hospitals, Inc. (a)	227,230
11,250	Merck & Co., Inc.	355,050
45,200	Pfizer, Inc.	833,488
29,100	Quest Diagnostics, Inc.	1,503,597
36,200	UnitedHealth Group, Inc.	919,118
28,271	WellPoint, Inc. (a)	1,322,235
11,150	Wyeth	411,881
27,850	Zimmer Holdings, Inc. (a)	1,797,996

		10,347,792

Industrials - 5.0%
21,550	AGCO Corp. (a)	918,244
11,127	Blount International, Inc. (a)	123,844
3,550	Boeing Co.	203,592
12,655	Burlington Nothern Santa Fe Corp.	1,169,702
28,000	General Electric Co.	714,000
2,200	Granite Construction, Inc.	78,804
4,850	Illinois Tool Works, Inc.	215,582
7,100	Precision Castparts Corp.	559,338
900	Simpson Manufacturing Co., Inc.	24,381
3,500	Textainer Group Holdings, Ltd.	53,165
14,450	United Parcel Service, Inc., Class B	908,761

		4,969,413

Information Technology - 1.4%
37,350	Dell, Inc. (a)	615,528
30,150	Microsoft Corp.	804,703
5,000	MoneyGram International, Inc.	7,175

		1,427,406

Materials - 3.4%
21,200	Alcoa, Inc.	478,696
14,000	Companhia Vale do Rio Doce, ADR	268,100
47,350	Dow Chemical Co.	1,504,783
23,950	EI Du Pont de Nemours & Co.	965,185
500	Nucor Corp.	19,750
550	Plum Creek Timber Co., Inc., REIT	27,423
1,000.00	POSCO, ADR	93,370

		3,357,307

Telecommunications - 4.1%
20,750	AT&T, Inc.	579,340
36,275	Motorola, Inc.	259,004
49,150	SK Telecom Co., Ltd., ADR	925,003
21,760	Telecom Corp. of New Zealand, Ltd., ADR	199,974
30,300	Telefonos de Mexico SAB de CV, ADR	780,225
59,000	Telmex Internacional SAB de CV, ADR	767,000
33,350	Tele Norte Leste Participacoes SA, ADR	582,291

		4,092,837

Total Common Stock (Cost $67,572,161)		68,468,128

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description			Value
Non-Convertible Preferred Stock - 0.6%
Utilities - 0.6%		Rate
305	AEP Texas Central Co.	4.00%		24,143
1,500	Connecticut Light & Power, Series 1947	1.90		55,125
1,000	Connecticut Light & Power, Series 1947	2.00		38,687
1,500	Connecticut Light & Power, Series 1949	3.90		56,344
1,600	FirstService Corp.	7.00		29,200
1,300	Great Plains Energy, Inc.	4.50		101,660
4,000	Hawaiian Electric Co., Inc., Series C	4.25		61,375
300	Indianapolis Power & Light Co.	4.00		23,025
78	MidAmerican Energy Co.	3.30		5,270
80	MidAmerican Energy Co.	3.90		5,440
200	NSTAR Electric Co.	4.25		16,275
1,000	Pacific Enterprises	4.50		76,875
400	Peco Energy, Series A	3.80		27,796
945	Public Services Electric & Gas, Series A	4.08		69,892
300	Westar Energy, Inc.	4.25		28,247

Total Non-Convertible Preferred Stock (Cost $491,388)				619,354

Exchange Traded Fund - 0.2%
10,000	iShares MSCI Germany Index Fund (Cost $94,200)			239,000

Principal		Rate	Maturity Date
Asset Backed Obligations - 0.0%
6,128	Scotia Pacific Co., LLC, Series B (b) (e) (Cost $5,530)	6.55	07/20/28	5,638

Corporate Bonds - 3.4%
Consumer Discretionary - 0.2%
550,000	WCI Communities, Inc. (b)	7.88	10/01/13	195,250
Consumer Staples - 0.3%
300,000	Alliance One International, Inc.	11.00	05/15/12	295,500
Energy - 0.2%
190,000	El Paso Corp.	6.70	02/15/27	141,213
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	85,859

				227,072

Financials - 0.3%
173,278	Finova Group, Inc. (b)	7.50	11/15/09	21,660
330,000	Goldman Sachs Group Inc.	6.88	01/15/11	315,615

				337,275

Health Care - 0.7%
700,000	Tenet Healthcare Corp.	6.38	12/01/11	649,250
Industrials - 0.2%
94,000	Waste Management, Inc.	7.38	08/01/10	97,381
71,000	Waste Management, Inc.	7.65	03/15/11	75,487

				172,868

Materials - 0.8%
895,000	Dow Chemical Co.	5.70	05/15/18	825,944
Utilities - 0.7%
790,000	Texas Competitive Electric Holdings Co, LLC (d)	10.25	11/01/15	716,925

Total Corporate Bonds (Cost $3,935,753)				3,420,084

Foreign Municipal Bonds - 1.4% (c)
1,500,000	Ontario Hydro Generic Residual Strip (Canada) Series OC20	5.51	10/01/20	796,335
356,000	Ontario Hydro Generic Residual Strip (Canada)	5.47-5.65	11/27/20	187,157
605,000	Ontario Hydro Generic Residual Strip (Canada)	5.61	10/15/21	300,724
235,000	Ontario Hydro Generic Residual Strip (Canada)	5.75	08/18/22	111,069

Total Foreign Municipal Bonds (Cost $968,390)				1,395,285

US Treasury Securities - 0.9%
445,000	US Treasury Note	2.63	05/31/10	450,111
460,000	US Treasury Note	3.88	07/15/10	476,711

Total US Treasury Securities (Cost $900,837)				926,822

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Short - Term Investments 24.4%

Shares
Money Market Fund - 24.4%
7,321,249	CitiSM Institutional Cash Reserves, Class O, 2.59%	7,321,249
17,000,000	Schwab Government Money Market, 1.61%	17,000,000

Total Short Term Investments (Cost $24,321,249)		24,321,249

Total Investments - 99.6% (Cost $98,289,508)*		$99,395,560
Other Assets & Liabilities, Net - 0.4%		383,953

NET ASSETS - 100.0%		$99,779,513

ADR	American Depositary Receipt.
plc	Public Limited Company.
REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security is currently in default on scheduled principal or interest payments.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $716,925 or 0.7% of net assets.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $5,638 or 0.006% of net assets.
(f)	When issued security.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$11,463,666
Gross Unrealized Depreciation	(10,357,614)

Net Unrealized Appreciation (Depreciation)	$1,106,052

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical assets
Level 2	- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$93,647,731	$—
Level 2 - Other Significant Observable Inputs	5,742,191	—
Level 3 - Significant Unobservable Inputs	5,638	—

Total Investments	$99,395,560	$—

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 06/30/2008	$5,638
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)
Net Purchase / (Sales)
Transfers In / (Out)	—

Balance as of 09/30/08	$5,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 99.3%
Banking - 1.4%
213,000	East West Bancorp, Inc.	$2,918,100

Business Services - 7.2%
80,000	Fiserv, Inc. (a)	3,785,600
215,000	Heartland Payment Systems, Inc.	5,495,400
260,000	Iron Mountain, Inc. (a)	6,346,600

		15,627,600

Computer Systems and Services - 4.0%
148,000	Ansys, Inc. (a)	5,604,760
90,000	Autodesk, Inc. (a)	3,019,500

		8,624,260

Distribution - 4.9%
215,000	Fastenal Co.	10,618,850

Energy Services - 4.6%
27,000	Core Laboratories NV	2,735,640
68,000	Schlumberger, Ltd.	5,310,120
34,000	Smith International, Inc.	1,993,760

		10,039,520

Energy Sources - 6.2%
37,000	Apache Corp.	3,858,360
85,000	St. Mary Land & Exploration Co.	3,030,250
117,000	Ultra Petroleum Corp. (a)	6,474,780

		13,363,390

Financial Services - 3.8%
150,904	T. Rowe Price Group, Inc.	8,105,054

Health Care Products - 1.4%
290,000	Align Technology, Inc. (a)	3,140,700

Health Care Services - 4.9%
63,000	Healthways, Inc. (a)	1,016,190
80,000	Laboratory Corp. of America Holdings (a)	5,560,000
20,997	PSS World Medical, Inc. (a)	409,442
85,000	Resmed, Inc. (a)	3,655,000

		10,640,632

Industrial Supplies - 11.1%
238,000	Actuant Corp., Class A	6,007,120
203,000	General Electric Co.	5,176,500
38,350	K-Tron International, Inc. (a)	4,940,630
138,000	Roper Industries, Inc.	7,860,480

		23,984,730

Infrastructure - 5.0%
200,000	Chicago Bridge & Iron Co. NV	3,848,000
130,000	Jacobs Engineering Group, Inc. (a)	7,060,300

		10,908,300

Insurance - 1.5%
75,275	American International Group, Inc.	250,666
8,500	Markel Corp. (a)	2,987,750

		3,238,416

IT Services - 1.4%
138,000	SRA International, Inc., Class A (a)	3,122,940

Life Sciences - 5.6%
68,000	Genentech, Inc. (a)	6,030,240
84,000	Techne Corp. (a)	6,058,080

		12,088,320

Logistics - 4.1%
204,000	Expeditors International of Washington, Inc.	7,107,360
100,000	UTi Worldwide, Inc.	1,702,000

		8,809,360

Medical Products - 5.7%
47,000	Alcon, Inc.	7,590,970
76,000	Stryker Corp.	4,734,800

		12,325,770

Merchandising - 5.0%
235,000	Carmax, Inc. (a)	3,290,000
163,500	Walgreen Co.	5,061,960
125,000	Whole Foods Market, Inc.	2,503,750

		10,855,710

Metal Mining - 1.0%
8,500	Rio Tinto, PLC, ADR	2,120,750

Positioning Solutions - 3.8%
68,000	Garmin Ltd.	2,307,920
230,000	Trimble Navigation, Ltd. (a)	5,947,800

		8,255,720

Technology - 2.9%
110,000	Cisco Systems, Inc. (a)	2,481,600
200,000	Intel Corp.	3,746,000

		6,227,600

Veterinary Care - 8.1%
222,500	Idexx Laboratories, Inc. (a)	12,193,000
180,000	VCA Antech, Inc. (a)	5,304,600

		17,497,600

Wireless Communications - 5.7%
105,000	NII Holdings, Inc. (a)	3,981,600
195,000	QUALCOMM, Inc.	8,379,150

		12,360,750

Total Common Stock (Cost $237,285,285)		214,874,072

Total Investments - 99.3% (Cost $237,285,285)*		$214,874,072
Other Assets and Liabilities, Net - 0.7%		1,437,456

Total Net Assets - 100.0%		$216,311,528

ADR	American Depositary Receipt.
PLC	Public Limited Company

(a)	Non-income producing security.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$14,688,353
Gross Unrealized Depreciation	(37,099,566)

Net Unrealized Appreciation (Depreciation)	$(22,411,213)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical assets
Level 2	- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$214,874,072	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$214,874,072	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.9%
Consumer Discretionary - 9.4%
59,910	McDonald’s Corp.	$3,696,447
49,190	Nike, Inc., Class B	3,290,811
88,670	Ross Stores, Inc.	3,263,943
147,970	The Gap, Inc.	2,630,907

		12,882,108

Consumer Staples - 7.2%
49,805	General Mills, Inc.	3,422,600
57,100	Kellogg Co.	3,203,310
46,165	Procter & Gamble Co.	3,217,239

		9,843,149

Energy - 13.0%
34,880	Chevron Corp.	2,876,902
41,615	ConocoPhillips	3,048,299
39,040	Exxon Mobil Corp.	3,031,846
47,535	Noble Corp.	2,086,787
33,855	Noble Energy, Inc.	1,881,999
40,805	Occidental Petroleum Corp.	2,874,712
56,885	Oil States International, Inc. (a)	2,010,885

		17,811,430

Financials - 13.8%
50,480	ACE, Ltd.	2,732,482
75,420	AON Corp.	3,390,883
68,695	Bank of America Corp.	2,404,325
68,075	Bank of New York Mellon Corp.	2,217,883
59,615	Chubb Corp.	3,272,863
16,040	Goldman Sachs Group, Inc.	2,053,120
58,955	JPMorgan Chase & Co.	2,753,198

		18,824,754

Health Care - 14.8%
65,500	Aetna, Inc.	2,365,205
46,890	Baxter International, Inc.	3,077,391
38,315	Becton Dickinson & Co.	3,075,162
126,465	Bristol-Myers Squibb Co.	2,636,795
54,470	Covidien, Ltd.	2,928,307
44,900	Johnson & Johnson	3,110,672
69,095	St. Jude Medical, Inc. (a)	3,004,942

		20,198,474

Industrials - 13.2%
58,450	Cooper Industries, Ltd., Class A	2,335,078
36,995	Danaher Corp.	2,567,453
58,845	Emerson Electric Co.	2,400,288
30,080	Lockheed Martin Corp.	3,298,874
40,380	Norfolk Southern Corp.	2,673,560
27,845	Precision Castparts Corp.	2,193,629
41,600	United Technologies Corp.	2,498,496

		17,967,378

Materials - 4.7%
75,120	Celanese Corp., Class A	2,096,599
53,695	Owens-Illinois, Inc. (a)	1,578,633
37,990	Praxair, Inc.	2,725,403

		6,400,635

Technology - 15.9%
84,510	Agilent Technologies, Inc. (a)	2,506,567
94,635	Amdocs, Ltd. (a)	2,591,106
150,940	Applied Materials, Inc.	2,283,722
100,310	BMC Software, Inc. (a)	2,871,875
72,045	Hewlett-Packard Co.	3,331,361
25,640	IBM Corp.	2,998,854
128,570	Intel Corp.	2,408,116
100,045	Microsoft Corp.	2,670,201

		21,661,802

Telecommunications - 3.3%
79,670	AT&T, Inc.	2,224,386
71,700	Verizon Communications, Inc.	2,300,853

		4,525,239

Utilities - 3.6%
35,600	FirstEnergy Corp.	2,384,844
50,965	Sempra Energy	2,572,204

		4,957,048

Total Common Stock (Cost $140,987,784)		135,072,017

Short-Term Investments - 3.4%
Money Market Fund - 3.4%
4,703,628	Fidelity Institutional Cash Money Market Fund, 2.91%	4,703,628

Total Short-Term Invesments (Cost $4,703,628)		4,703,628

Total Investments - 102.3% (Cost $145,691,412)*		$139,775,645
Other Assets & Liabilities, Net - (2.3%)		(3,178,712)

NET ASSETS - 100.0%		$136,596,933

(a)	Non-income producing security.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$8,846,427
Gross Unrealized Depreciation	(14,762,194)

Net Unrealized Appreciation (Depreciation)	$(5,915,767)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical assets
Level 2	- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3	- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$139,775,645	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$139,775,645	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONALINFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.9%
Consumer Discretionary - 10.9%
150,565	Aeropostale, Inc. (a)	4,834,642
106,990	Gymboree Corp. (a)	3,798,145
186,885	Skechers U.S.A., Inc. (a)	3,145,275
108,440	The Warnaco Group, Inc. (a)	4,911,248
129,010	Tupperware Brands Corp.	3,564,546
140,585	Wolverine World Wide, Inc.	3,721,285

		23,975,141

Commerical Staples - 4.3%
282,550	Darling International, Inc. (a)	3,139,131
141,240	Fresh Del Monte Produce, Inc. (a)	3,135,528
106,645	NBTY, Inc. (a)	3,148,160

		9,422,819

Energy - 9.1%
53,480	Lufkin Industries, Inc.	4,243,638
146,605	Natural Gas Services Group, Inc. (a)	2,561,189
93,460	Oil States International, Inc. (a)	3,303,811
225,285	Pioneer Drilling Co. (a)	2,996,291
185,860	Rosetta Resources, Inc. (a)	3,412,390
84,395	Stone Energy Corp. (a)	3,572,440

		20,089,759

Financials - 14.7%
226,641	Amerisafe, Inc. (a)	4,124,866
249,820	CNA Surety Corp. (a)	4,171,994
133,695	Harleysville Group, Inc.	5,053,671
128,240	Investment Technology Group, Inc. (a)	3,902,343
123,760	IPC Holdings, Ltd.	3,738,790
239,180	Knight Capital Group, Inc., Class A (a)	3,554,215
75,240	ProAssurance Corp. (a)	4,213,440
163,480	Selective Insurance Group	3,746,962

		32,506,281

Health Care - 15.1%
70,060	Chemed Corp.	2,876,664
139,775	Conmed Corp. (a)	4,472,800
143,175	Emergency Medical Services Corp. (a)	4,278,069
143,800	Kindred Healthcare, Inc. (a)	3,964,566
110,945	OSI Pharmaceuticals, Inc. (a)	5,468,479
84,940	Owens & Minor, Inc.	4,119,590
59,875	Pediatrix Medical Group, Inc. (a)	3,228,460
66,815	Techne Corp. (a)	4,818,698

		33,227,326

Industrials - 20.2%
84,617	Acuity Brands, Inc.	3,533,606
133,865	Columbus McKinnon Corp. (a)	3,155,198
97,505	Crane Co.	2,896,874
100,410	Gardner Denver, Inc. (a)	3,486,235
225,785	GrafTech International, Ltd. (a)	3,411,611
206,512	Knoll, Inc.	3,122,461
59,440	Lincoln Electric Holdings, Inc.	3,822,586
325,625	MPS Group, Inc. (a)	3,282,300
79,030	Ryder System, Inc.	4,899,860
219,780	SYKES Enterprises, Inc. (a)	4,826,369
88,095	Wabtec Corp.	4,513,107
102,840	Woodward Governor Co.	3,627,167

		44,577,374

Materials - 3.6%
93,155	Koppers Holdings, Inc.	3,484,929
90,375	OM Group, Inc. (a)	2,033,437
61,205	Schnitzer Steel Industries, Inc.	2,401,684

		7,920,050

Technology - 15.6%
358,750	Amkor Technology, Inc. (a)	2,285,237
164,605	Avocent Corp. (a)	3,367,818
86,755	CommScope, Inc. (a)	3,005,193
311,995	Netscout Systems, Inc. (a)	3,319,627
415,420	ON Semiconductor Corp. (a)	2,808,239
140,725	Plantronics, Inc.	3,169,127
151,540	Plexus Corp. (a)	3,136,878
256,895	Semtech Corp. (a)	3,586,254
97,530	Silicon Laboratories, Inc. (a)	2,994,171
339,285	TTM Technologies, Inc. (a)	3,365,707
340,940	Valueclick, Inc. (a)	3,487,816

		34,526,067

Telecommunications - 3.6%
279,043	Premiere Global Services, Inc. (a)	3,923,345
241,725	Syniverse Holdings, Inc. (a)	4,015,052

		7,938,397

Utilities - 1.8%
157,285	NorthWestern Corp.	3,952,572

Total Common Stock (Cost $236,737,043)		218,135,786

Short-Term Investments - 3.6%
Money Market Fund - 3.6
7,997,810	Fidelity Institutional Cash Money Market Fund, 2.91%	7,997,810

Total Short-Term Investments (Cost $7,997,810)		7,997,810

Total Investments - 102.5% (Cost $244,734,853)*	$226,133,596
Other Assets & Liabilities, Net - (2.5%)	(5,498,452)

NET ASSETS - 100.0%	$220,635,144

(a)	Non-income producing security.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$10,889,174
Gross Unrealized Depreciation	(29,490,431)

Net Unrealized Appreciation (Depreciation)	$(18,601,257)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical assets
Level 2	- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds,
credit	risk, etc.)
Level 3	- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$226,133,596	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$226,133,596	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	11/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	11/7/08

By:	/s/ Karen Shaw
Karen Shaw, Principal Executive Officer

Date:	11/7/08